Borrowings	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Borrowings
28.	Borrowings

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Non-current
Other borrowings (Note (i))	3,643	5,493

Current
Bank borrowings (Note (ii))	5,000	50,000
Current portion of other borrowings (Note (i))	14,514	8,583

	19,514	58,583

Total	23,157	64,076

Notes:

(i)
The Group entered into sale and leaseback agreements with independent parties, to which the Group transferred the ownership of certain instruments and thereby obtained cash proceeds (“consideration”) with the following details:

Date	Term	Consideration	Guarantee/pledge
		RMB’000
March 2019	2 year	25,000	(a)
June 2019	3 year	6,960	(b)
July 2020	2 year	12,800	(c)

(a)	guarantee provided by a director of the Group and pledge of all equity interest of Beijing Genetron Medical Laboratory Co., Ltd., a subsidiary of the Company
(b)	corporate guarantee provided by Genetron Health
(c)	guarantee provided by a director of the Group
The Group continues to have control over the assets which make the above ownership transfers not qualify as sales transactions as a result. The proceeds received by the Group are thus in substance borrowings with the assets not being derecognized.
The interest rates of these borrowings are approximately
6%-8%
per annum and subject to adjustments in accordance with the benchmark lending interest rate promulgated by the People’s Bank of China. The principals and interests are repaid in quarterly or monthly instalments based on respective agreements.

(ii)	The Group obtained bank facilities by which loan amounts were drawn with following details:

Date of obtaining facility	Facility term	Facility amount	Loan amount drawn	Loan period	Guarantee /pledge	Interest rate (per annum)
		RMB’000	RMB’000
June 2019	2 year	5,000	5,000	June 2019 – June 2020	(a)	5.0%
March 2020	1 year	10,000	10,000	March 2020 – March 2021	(b)	3.7%
March 2020	1 year	30,000	30,000	March 2020 – March 2021	(c)	2.0%
May 2020	2 year	25,000	10,000	October 2020 – October 2021	(d)	3.5%

(a)
guaranteed by an independent party (the “guarantor”), to which each of Mr. Sizhen Wang (a director of the Group) and Genetron Health have provided counter-guarantees, in addition to a facility fee of RMB110,000 paid by the Group. To provide the counter-guarantee Genetron Health has to pledge not less than RMB10 million of certain of its receivables to the guarantor.

(b)	guaranteed by an independent party, to which Mr. Sizhen Wang has provided counter-guarantee, in addition to a facility fee of RMB130,000 paid by the Group.
(c)	guaranteed by Mr. Sizhen Wang.
(d)
guaranteed by an independent party (the “guarantor”), to which each of Mr. Sizhen Wang, Genetron Health and certain of its subsidiaries have provided counter-guarantees, in addition to a facility fee of RMB138,000 paid by the Group. To provide the counter-guarantees Genetron Health and certain of its subsidiaries have to pledge a patented technology and not less than RMB20 million of certain of Genetron Health’s receivables to the guarantor (net book balance pledged as of December 31, 2020 approximated RMB29 million).